EMPLOYEE BENEFIT PLANS - Assumptions used in Valuing Pension and Post-Retirement Plan Obligations and Net Costs (Detail)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Weighted-average assumptions used to determine net periodic benefit cost:
Expected return on plan assets	5.90%
Pension Plans, Defined Benefit | Pension Benefit, U.S. Plans
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.75%	4.50%	3.75%
Rate of compensation increase	6.00%	6.00%	6.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.50%	3.75%	4.25%
Rate of compensation increase	6.00%	6.00%	6.00%
Expected return on plan assets	7.00%	6.25%	6.25%
Pension Plans, Defined Benefit | Pension Benefit, Non-U.S Plans
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.25%	4.00%	4.00%
Rate of compensation increase	3.50%	3.75%	3.25%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.00%	4.00%	5.00%
Rate of compensation increase	3.75%	3.25%	3.50%
Expected return on plan assets	5.75%	6.00%	6.25%
Other Postretirement Benefit Plans, Defined Benefit | Other Benefits, U.S Plans
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	3.25%	4.00%	3.00%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.00%	3.00%	3.75%
Rate of compensation increase	3.50%	3.50%	3.50%
Expected return on plan assets	0.00%	0.00%	0.00%